SHARE OPTIONS AND WARRANTS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SHARE OPTIONS AND WARRANTS

14. SHARE OPTIONS AND WARRANTS

Options

The Company operates share-based payment arrangements to remunerate Directors and key employees in the form of a share option scheme. It also issues options in lieu of fees to key suppliers and collaborators. The exercise price of the option is normally equal to the market price of an ordinary share in the Company at the date of grant.

In May 2023, the company delisted from the Main Market of the London Stock Exchange and carried out a share consolidation of 65 to 1. The effect of the share consolidation has been reflected below for all periods in the calculation of the number of options issued and the weighted average exercise price.

	2026		2025
	Options	Weighted Average exercise price ($)	Options	Weighted Average exercise price ($)
Outstanding at April 1	1,943,903	1.68	2,421,650	3.34
Granted	3,395,012	2.25	1,076,017	1.54
Forfeited	(11,538)	1.57	(1,553,764)	4.18
Exercised	-	-	-	-
Outstanding at March 31	5,327,377	2.04	1,943,903	1.68
Exercisable at March 31	908,813	1.76	396,175	1.87

	2024
	Options	Weighted Average exercise price (cents)
Outstanding at April 1	1,696,451	3.85
Granted	727,500	1.53
Forfeited	(2,301)	2.13
Exercised	-	-
Outstanding at March 31	2,421,650	3.34
Exercisable at March 31	894,956	4.34

During the years ending March 31, 2026, March 31, 2025, and March 31, 2024 no options were exercised.

The total outstanding fair value charge of the share option instruments is deemed to be approximately $4,407,280 (2025: $1,260,839). A share-based payment charge for the year of $1,605,259 (2025: $734,989) has been expensed in the statement of comprehensive income. The share based payment charge in the year to March 31, 2026 does not include forfeitures of $3,070 (2025: $94,283).

The weighted average contractual life of options outstanding at March 31, 2026 is 9.16 years. (2025: 7.65 years).

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price $	Share Options as at March 31, 2026
March 14, 2023	March 13, 2027	1.85	463,848
October 20, 2023	October 20, 2033	1.57	85,000
November 24, 2023	November 24,2033	1.65	40,000
March 1, 2024	March 1,2034	1,33	20,000
March 13, 2024	March 13, 2034	1.46	252,500
October 3, 2024	03 Oct 2034	1.50	125,000
January 29, 2025	January 20, 2035	1.60	404,517
March 28, 2025	March 28,2035	1.50	541,500
July 10, 2025	July 10, 2035	2.75	545,012
January 2, 2026	January 2, 2036	2.23	2,100,000
February 10, 2026	February 10, 2036	2.75	750,000
Total			5,327,377

Fair value of options granted

The Directors have used the Black-Scholes option pricing model to estimate the fair value of most of the options applying the assumptions below.

Historical volatility relies in part on the historical volatility of a group of peer companies that management believes is generally comparable to the Company and in part on the company’s own share price volatility. Where sufficient historical data is available, the Company uses its own share price to calculate volatility.

The Company has not paid any dividends on share capital since its inception and does not anticipate paying dividends on its share capital in the foreseeable future.

The Company has estimated a forfeiture rate of zero.

The model inputs for options granted during the year ended March 31, 2026 valued under the Black Scholes Valuation model are:

	Grant Date
	February 10, 2026	January 2, 2026	January 2, 2026	July 10, 2025	July 10, 2025

Grant date share price	$1.96	$2.23	$2.23	$2.86	$	2.86
Exercise share price	$2.09	$2.23	$2.23	$1.60		$2.75
Vesting periods	25% over four years	25% over four years	1 year performance condition	25% over four years		25% over four years
Risk free rate	3.58%	3.62%	3.51%	3.85%		3.85%
Expected volatility	105.2%	107.4%	89.0%	109.3%		109.3%
Option life	4 years	4 years	1 years	4 years		4 years

The model inputs for options granted during the year ended March 31, 2025 valued under the Black Scholes Valuation model are:

March 28, 2025
Grant date share price	$1.50
Exercise share price	$1.50
Vesting periods	25 % over 4 years
Risk free rate	4.36%
Expected volatility	108.7%
Option life	4 years

	January 29, 2025	January 29, 2025	January 29, 2025	January 29,2025	January 29,2025

Grant date share price	$1.07	$1.07	$1.07	$1.07	$1.07
Exercise share price	$1.60	$1.60	$1.60	$1.60	$1.60
Vesting periods	25% over four years	33.3% over three years	25% every 3 months	33.33% and 66.66% over 1 Year	Immediately
Risk free rate%	3.95%	4.06%	4.73%	4.73%	4.473%
Expected volatility%	110.6%	110.6%	56-90.1%	90.1-94.3%	110.6%
Option life	4 years	4 years	4 years	4 years	4 years

Modification of share based payments.

In January 2025, all options granted prior to December 2022 were surrendered and new options at a lower exercise price, with a proportionate reduction in the number of options, were granted. The Company reduced the exercise price for options granted to employees and directors to $1.60 per share. This was approved by directors at a board meeting held on January 28, 2025.

The fair value of the modified options at the date of modification was determined using the option pricing models as described above. The incremental fair value was recognised as an expense over the period from the modification date to the end of the vesting period. The expense for the original option grant will continue to be recognised as if the terms had not been modified. The fair value of the modified options was determined using the same models and principles as described above.

Warrants

On May 22, 2023, the Company delisted from the standard segment of the Main Market of the London Stock Exchange and had a sole listing on the NASDAQ capital market. In conjunction with the delisting, there was a share consolidation of 65 to 1. The effect of the share consolidation has been reflected below for all periods.

As part of the acquisition of the OK-101 project, the underlying scientific founders of the OK-101 Project (inukshuk Holdings), who will continue to be involved in the development of the Project, received 563,986 warrants as consideration. The warrants are exercisable at a price of 292.5 pence each and are split into four distinct tranches and each tranche becomes exercisable upon satisfaction of a specific developmental milestone. At March 31, 2026, the warrants were exercisable until 12 July 2026.

No warrants were granted or exercised in the year to March 31, 2026 or March 31, 2025.

	March 31, 2026		March 31, 2025
	Warrants	Weighted Average exercise price (cents)	Warrants	Weighted Average exercise price (cents)

Outstanding at April 1	563,986	397	563,986	397
Granted	-	-	-	-
Exercised	-	-	-	-

Outstanding at March 31	563,986	397	563,986	397

Exercisable at March 31	307,692	397	307,692	397

The Directors have estimated the fair value of the warrants in services provided using the Black-Scholes valuation model based on the assumptions below.

The remaining fair value of the warrant instruments is nil (2025: nil). For the consideration warrants, the charge has been expensed over the vesting period. For all other warrants, the charge has been expensed over the service period. A share-based payment charge for the year of $0 (2025: $9,066) has been expensed in the statement of comprehensive income.